Property Plant and Equipment (Information) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Balance at beginning of year		$ 4,663
IFRS 16 initial implementation		339
Reversal of impairment		10	$ 0	$ 0
Balance at end of year		5,331	4,663
Depreciated balance at end of year		4,663	4,663
Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		10,237	9,810
IFRS 16 initial implementation		300
Reclassification of finance lease	[1]	96
Additions		714	589
Disposals		(132)	(30)
Translation differences		(21)	(132)
Balance at end of year		11,194	10,237	9,810
Depreciated balance at end of year		11,194	10,237	9,810
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		5,574	5,289
Depreciation for the year		415	373
Impairment			11
Disposals		(102)	(27)
Reversal of impairment		(10)
Translation differences		(14)	(72)
Balance at end of year		5,863	5,574	5,289
Depreciated balance at end of year		5,863	5,289	5,289
Land roads and buildings [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		393
Balance at end of year		359	393
Depreciated balance at end of year		359	393
Land roads and buildings [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		861	844
IFRS 16 initial implementation		0
Reclassification of finance lease	[1]	0
Additions		17	42
Disposals		(69)	(2)
Translation differences		(5)	(23)
Balance at end of year		804	861	844
Depreciated balance at end of year		804	861	844
Land roads and buildings [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		468	451
Depreciation for the year		36	24
Impairment			5
Disposals		(45)	(1)
Reversal of impairment		(10)
Translation differences		(4)	(11)
Balance at end of year		445	468	451
Depreciated balance at end of year		445	451	451
Installations and equipment [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		2,789
Balance at end of year		2,846	2,789
Depreciated balance at end of year		2,846	2,789
Installations and equipment [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		6,482	5,788
IFRS 16 initial implementation		0
Reclassification of finance lease	[1]	0
Additions		268	789
Disposals		(37)	(19)
Translation differences		(6)	(76)
Balance at end of year		6,707	6,482	5,788
Depreciated balance at end of year		6,707	6,482	5,788
Installations and equipment [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		3,693	3,520
Depreciation for the year		210	234
Impairment			5
Disposals		(36)	(16)
Reversal of impairment		0
Translation differences		(6)	(50)
Balance at end of year		3,861	3,693	3,520
Depreciated balance at end of year		3,861	3,520	3,520
Dikes and evaporating ponds [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		836
Balance at end of year		811	836
Depreciated balance at end of year		811	836
Dikes and evaporating ponds [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		1,975	1,888
IFRS 16 initial implementation		0
Reclassification of finance lease	[1]	0
Additions		65	100
Disposals		0	0
Translation differences		(5)	(13)
Balance at end of year		2,035	1,975	1,888
Depreciated balance at end of year		2,035	1,975	1,888
Dikes and evaporating ponds [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		1,139	1,053
Depreciation for the year		89	96
Impairment			0
Disposals		0	0
Reversal of impairment		0
Translation differences		(4)	(10)
Balance at end of year		1,224	1,139	1,053
Depreciated balance at end of year		1,224	1,053	1,053
Heavy mechanical equipment [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		64
Balance at end of year		69	64
Depreciated balance at end of year		69	64
Heavy mechanical equipment [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		153	150
IFRS 16 initial implementation		0
Reclassification of finance lease	[1]	0
Additions		15	5
Disposals		(10)	(2)
Translation differences		0	0
Balance at end of year		158	153	150
Depreciated balance at end of year		158	153	150
Heavy mechanical equipment [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		89	84
Depreciation for the year		8	7
Impairment			0
Disposals		(8)	(2)
Reversal of impairment		0
Translation differences		0	0
Balance at end of year		89	89	84
Depreciated balance at end of year		89	84	84
Furniture, vehicles and equipment [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		66
Balance at end of year		68	66
Depreciated balance at end of year		68	66
Furniture, vehicles and equipment [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		251	242
IFRS 16 initial implementation		0
Reclassification of finance lease	[1]	0
Additions		25	20
Disposals		(5)	(7)
Translation differences		(1)	(4)
Balance at end of year		270	251	242
Depreciated balance at end of year		270	251	242
Furniture, vehicles and equipment [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		185	181
Depreciation for the year		21	12
Impairment			1
Disposals		(4)	(8)
Reversal of impairment		0
Translation differences		0	(1)
Balance at end of year		202	185	181
Depreciated balance at end of year		202	181	181
Right of use asset [Member]
Property, Plant and Equipment [Line Items]
Balance at end of year		381
Depreciated balance at end of year		381
Right of use asset [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		0
IFRS 16 initial implementation		300
Reclassification of finance lease	[1]	96
Additions		39
Disposals		(11)
Translation differences		(1)
Balance at end of year		423	0
Depreciated balance at end of year		423	0
Right of use asset [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		0
Depreciation for the year		51
Disposals		(9)
Reversal of impairment		0
Translation differences		0
Balance at end of year		42	0
Depreciated balance at end of year		42	0
Plants under construction and spare parts for installations [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year	[2]	515
Balance at end of year	[2]	797	515
Depreciated balance at end of year	[2]	797	515
Plants under construction and spare parts for installations [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year	[2]	515	898
IFRS 16 initial implementation	[2]	0
Reclassification of finance lease	[1],[2]	0
Additions		285	(367)
Disposals	[2]	0	0
Translation differences	[2]	(3)	(16)
Balance at end of year	[2]	797	515	898
Depreciated balance at end of year	[2]	797	515	898
Plants under construction and spare parts for installations [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year	[2]	0	0
Depreciation for the year	[2]	0	0
Impairment	[2]		0
Disposals	[2]	0	0
Reversal of impairment	[2]	0
Translation differences	[2]	0	0
Balance at end of year	[2]	0	0	0
Depreciated balance at end of year	[2]	$ 0	$ 0	$ 0

[1]	Reclassification of finance leases (as defined in IAS 17) from non-current asset to property, plant and equipment.
[2]	The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.